Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2019	$ 536,784	$ 1,391	$ 265,210	$ (785)	$ 270,968	$ 0
Beginning Balance, shares at Dec. 31, 2019		139,110
Net income	79,746				79,746
Other comprehensive income (loss)	436			436
Stock-based compensation expenses	14,589		14,589
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,564
Issuance of ordinary shares upon exercise of restricted stock units	(22)	$ 16	(38)
Share repurchase	(25,044)					(25,044)
Treasury stock retired (Shares)		(2,506)
Treasury stock retired		$ (25)	(4,629)		(20,390)	25,044
Dividends declared	(48,747)				(48,747)
Ending Balance at Dec. 31, 2020	557,742	$ 1,382	275,132	(349)	281,577
Ending Balance, shares at Dec. 31, 2020		138,168
Net income	200,002				200,002
Other comprehensive income (loss)	(191)			(191)
Stock-based compensation expenses	19,545		19,545
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,596
Issuance of ordinary shares upon exercise of restricted stock units	(5)	$ 16	(21)
Share repurchase	(50,011)					(50,011)
Dividends declared	(69,450)				(69,450)
Ending Balance at Dec. 31, 2021	$ 657,632	$ 1,398	294,656	(540)	412,129	(50,011)
Ending Balance, shares at Dec. 31, 2021	139,764	139,764
Net income	$ 172,510				172,510
Other comprehensive income (loss)	3,135			3,135
Stock-based compensation expenses	26,661		26,661
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,186
Issuance of ordinary shares upon exercise of restricted stock units	(39)	$ 12	(51)
Share repurchase	(128,840)					(128,840)
Treasury stock retired (Shares)		(8,734)
Treasury stock retired		$ (88)	(17,702)		(161,061)	178,851
Adjustment to dividends paid	1,542				1,542
Ending Balance at Dec. 31, 2022	$ 732,601	$ 1,322	$ 303,564	$ 2,595	$ 425,120	$ 0
Ending Balance, shares at Dec. 31, 2022	132,216	132,216